Angel Oak Capital Advisors, LLC
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

November 16, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Strategic Credit Fund (the “Trust”)
File Nos. 333-220480 and 811-23289

Ladies and Gentlemen:

Transmitted herewith on behalf of the Trust a is a preliminary proxy statement, the definitive version of which will be used to solicit Trust shareholder approval to elect new Trustees to the Board of Angel Oak Strategic Credit Fund.

If you have any questions or require further information, please contact Scott Resnick at (626) 914‑7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick, Esq.
Assistant Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust